Taxes (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Current assets	R$ 994,618	R$ 943,343
Other noncurrent recoverable taxes	1,320,526	2,256,156
Current liabilities	302,345	346,083
Noncurrent liabilities	291,195	612,093
Recoverable ICMS (VAT)
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Current assets	166,339	158,010
Other noncurrent recoverable taxes	221,313	190,229
Recoverable P I S Pasep And Cofins Taxes
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Current assets	816,863	784,593
Other noncurrent recoverable taxes	1,011,036	1,982,826
Other recoverable taxes
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Current assets	11,416	740
Other noncurrent recoverable taxes	88,177	83,101
ICMS (VAT) payable
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Current liabilities	189,102	194,734
Noncurrent liabilities	10,965	0
ICMS Installment Payment
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Current liabilities	4,712	11,365
Noncurrent liabilities	7,251	29,921
PIS/Pasep and Cofins payable
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Current liabilities	31,033	34,616
IRRF on interest on capital
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Current liabilities	0	31,200
Special Tax Regularization Program – Pert
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Current liabilities	66,852	62,420
Noncurrent liabilities	272,979	317,304
Other taxes
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Current liabilities	10,646	11,748
Social Security Contributions Injunction On Judicial Deposit
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Noncurrent liabilities	R$ 0	R$ 264,868